Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of components of inventories
	December 31, 2019	December 31, 2018
Ore on leach pad	$3,903,297	$1,193,341
Carbon column in process	235,762	-
Finished goods	194,623	-
Total	$4,333,682	$1,193,341